SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENTED INFORMATION
Reportable segment results

For the year ended December 31, 2025, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$4,918	—	4,918

Expenses:
Operating expenses	$(5,660)	—	(5,660)
Exploration	(17,191)	—	(17,191)
Evaluation	(48,242)	—	(48,242)
General and administrative	—	(19,564)	(19,564)
	(71,093)	(19,564)	(90,657)
Segment loss	$(66,175)	(19,564)	(85,739)

Revenues-supplemental:
Toll milling services-deferred revenue (note 11)	4,918	—	4,918
	$4,918	—	4,918

Capital additions:
Property, plant and equipment (note 9)	$46,814	1,145	47,959

Long-lived assets:
Plant and equipment
Cost	$156,979	8,226	165,205
Accumulated depreciation	(47,587)	(634)	(48,221)
Mineral properties	199,942	—	199,942
	$309,334	7,592	316,926

For the year ended December 31, 2024, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$4,023	—	4,023

Expenses:
Operating expenses	$(4,815)	—	(4,815)
Exploration	(11,973)	—	(11,973)
Evaluation	(33,991)	—	(33,991)
General and administrative	(19)	(16,476)	(16,495)
	(50,798)	(16,476)	(67,274)
Segment loss	$(46,775)	(16,476)	(63,251)

Revenues-supplemental:
Toll milling services-deferred revenue (note 11)	4,023	—	4,023
	$4,023	—	4,023

Capital additions:
Property, plant and equipment (note 9)	$9,063	982	10,045

Long-lived assets:
Plant and equipment
Cost	$111,460	7,107	118,567
Accumulated depreciation	(42,591)	(473)	(43,064)
Mineral properties	184,158	—	184,158
	$253,027	6,634	259,661